Long-term payable (Details) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2009 entity	Jan. 31, 2011 Yingli China USD ($)	Jan. 31, 2011 Yingli China CNY	Sep. 30, 2009 Yingli China CNY	Dec. 31, 2011 Yingli China USD ($)	Dec. 31, 2011 Yingli China CNY	Dec. 31, 2010 Yingli China CNY Y	Sep. 30, 2009 Unrelated entity one CNY	Dec. 31, 2010 Unrelated entity one CNY	Sep. 30, 2009 Unrelated entity two CNY	Dec. 31, 2010 Unrelated entity two CNY
Long-term payable
Number of other entities unrelated to the company that contributed to establish equity interest	2
Contribution made to acquire equity interest				100,000			150,000	60,000	90,000	40,000	60,000
Percentage of ownership				50.00%				30.00%		20.00%
Term over which the entity is committed to purchase additional equity ownership (in years)							3
Percentage of equity ownership committed to be purchased by the entity							30.00%
Cost of equity ownership committed to be purchased							150,000
Term of bank borrowing rate applicable on cost of equity ownership committed to be purchased (in years)							3-year bank borrowing rate
Percentage of expected losses absorbed by primary beneficiary					80.00%	80.00%
Percentage of expected residual returns absorbed by primary beneficiary					80.00%	80.00%
Percentage of variable interest not held by the company					20.00%	20.00%
Liability representing the 30% equity owner's cash contribution plus accrued unpaid interest							157,654
30% equity owner's cash contribution							150,000
Repayment of borrowings		23,833	150,000
Unpaid interest on borrowings					$ 1,020	6,419